Fair values of financial instruments carried at fair value - Financial instruments measured at fair value using a valuation technique with significant unobservable inputs - Level 3 (Details) - Recurring fair value measurements - GBP (£)
£ in Millions
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 43,636	£ 46,433
Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30,358	33,608
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	193,956	139,368
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	37,180	41,291
Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	78,072	83,706
Designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,380	18,649
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	202,510	141,221
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,253	7,718
Financial liabilities	4,799	5,155
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	91	7
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,557	2,120
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,936	2,454
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	215	574
Level 3 | Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	306	580	£ 636	£ 118
Level 3 | Trading liabilities | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	91	7
Level 3 | Trading liabilities | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Trading liabilities | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Trading liabilities | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Trading liabilities | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	215	573
Level 3 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,557	2,121	2,003	1,150
Level 3 | Designated at fair value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Designated at fair value | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Designated at fair value | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,557	2,120
Level 3 | Designated at fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Designated at fair value | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	1
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,936	2,454	2,597	3,096
Level 3 | Derivatives | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Derivatives | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Derivatives | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Derivatives | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,936	2,454
Level 3 | Derivatives | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,406	2,978
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	408	592
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,825	1,816
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,614	2,332
Level 3 | Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,227	1,387	1,387	1,635
Level 3 | Financial investments | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	80	79
Level 3 | Financial investments | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	291	495
Level 3 | Financial investments | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Financial investments | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Financial investments | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	856	813
Level 3 | Trading assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,739	1,344	1,341	1,611
Level 3 | Trading assets | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	88	1
Level 3 | Trading assets | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	94	97
Level 3 | Trading assets | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Trading assets | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Trading assets | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,557	1,246
Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,462	3,171	3,385	3,467
Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,238	2,898
Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	23	0
Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Designated and otherwise mandatorily measured at fair value through profit or loss | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	201	273
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,825	1,816	£ 2,014	£ 1,974
Level 3 | Derivatives | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Derivatives | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Derivatives | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Level 3 | Derivatives | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,825	1,816
Level 3 | Derivatives | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 0	£ 0